Related Party Matters (Detail Textuals) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 06, 2018	Apr. 01, 2017	Apr. 01, 2017	Feb. 28, 2018	Jun. 30, 2014	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Monthly fee			$ 10,000					$ 20,000
Total expense incurred under agreement							$ 0		$ 220,000
Independent contractor agreement | K2C, Inc.
Related Party Transaction [Line Items]
Monthly fee		$ 20,000			$ 10,000
Total expense incurred under agreement										$ 220,000	$ 210,000
Independent contractor agreement | Emerald Health Sciences Inc
Related Party Transaction [Line Items]
Total expense incurred under agreement						$ 150,000	150,000	$ 300,000	250,000	$ 550,000
Initial term of agreement				10 years				10 years
Percentage of accrued interest on outstanding balance								12.00%		12.00%
Separation and release agreement | K2C, Inc.
Related Party Transaction [Line Items]
Lump sum payment in agreement				$ 180,000
Recognized additional stock based compensation expense of restricted stock and option awards				$ 112,270				$ 112,270
Separation and release agreement | K2C, Inc. | Immediate vesting
Related Party Transaction [Line Items]
Number of restricted common stock vested				900,000
Separation and release agreement | K2C, Inc. | October 20, 2015
Related Party Transaction [Line Items]
Number of restricted common stock vested				325,000
Separation and release agreement | K2C, Inc. | November 21, 2014
Related Party Transaction [Line Items]
Number of restricted common stock vested				125,000
Consulting Agreement | Emerald Health Sciences Inc
Related Party Transaction [Line Items]
Total expense incurred under agreement							$ 15,000		$ 30,000	$ 45,000
Initial term of agreement	1 year
Annual fee	$ 60,000
Period of discretionary annual bonus payable to contractor after each fiscal year end	120 days